Segment reporting	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

The operational structure of the Group as of 31 December 2018 was comprised of Corporate Center and four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank.

  Refer to “Segment reporting” in Note 1a for more information

Global Wealth Management

In the first quarter of 2018, Wealth Management and Wealth Management Americas were combined into a single unit. Global Wealth Management provides investment advice and solutions to private clients, in particular in the ultra high net worth and high net worth segments. Clients benefit from Global Wealth Management’s comprehensive set of capabilities, including wealth planning, investing, lending, asset protection, philanthropy, corporate and banking services as well as family office services in collaboration with the Investment Bank and Asset Management. Global Wealth Management has a global footprint, with the US representing its largest market. Clients are served through local offices and dedicated advisors. The ultra high net worth business is managed globally across the regions.

Personal & Corporate Banking

Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients and operates in Switzerland in the private and corporate loan market. Personal & Corporate Banking is central to UBS’s universal bank model in Switzerland and it works with the wealth management, investment bank and asset management businesses to help clients receive the best products and solutions for their specific financial needs. While Personal & Corporate Banking operates primarily in its home market of Switzerland, it also provides capabilities to support the growth of the international business activities of UBS’s corporate and institutional clients through local hubs in Frankfurt, New York, Hong Kong and Singapore. The business is divided into Personal Banking and Corporate & Institutional Clients (CIC).

Asset Management

Asset Management is a large-scale and diversified global asset manager. It offers investment capabilities and styles across all major traditional and alternative asset classes, as well as platform solutions and advisory support to institutions, wholesale intermediaries and Global Wealth Management clients around the world. Asset Management offers clients a wide range of investment products and services in different asset classes in the form of segregated, pooled or advisory mandates as well as registered investment funds in various jurisdictions. It covers the main asset management markets globally, with a presence in 23 countries grouped in four regions: the Americas; Europe, Middle East and Africa; Switzerland; and Asia Pacific.

Investment Bank

The Investment Bank provides a range of services to institutional, corporate and wealth management clients to help them raise capital, grow their businesses, invest and manage risks. It is focused on its traditional strengths in advisory, capital markets, equities and foreign exchange, complemented by a targeted rates and credit platform. The Investment Bank uses its research and technology capabilities to support its clients as they adapt to the evolving market structures and changes in the regulatory, technological, economic and competitive landscape. The Investment Bank delivers solutions to corporate, institutional and wealth management clients, using its intellectual capital and electronic platforms. It also provides services to Global Wealth Management, Personal & Corporate Banking and Asset Management. It has a global reach, with a presence in 33 countries and principal offices in all major financial hubs.

Corporate Center

Corporate Center provides services to the Group through the Corporate Center – Services and Group Asset and Liability Management (Group ALM) units. Corporate Center also includes the Non-Core and Legacy Portfolio unit.

Corporate Center – Services consists of the Group Chief Operating Officer area (Group Technology, Group Corporate Services, Group Human Resources, Group Operations and Group Sourcing), Group Finance (excluding Group ALM), Group Legal, Group Risk Control, Communications & Branding, Group Compliance, Regulatory & Governance, and UBS in society.

Group ALM manages the structural risk of UBS’s balance sheet, including interest rate risk, structural foreign exchange risk and collateral risk, as well as the risks associated with the Group’s liquidity and funding portfolios. Group ALM also seeks to optimize financial performance by matching assets and liabilities. Group ALM serves all business divisions and the other Corporate Center units through three main risk management areas, and its risk management is fully integrated into the Group’s risk governance framework.

Non-core and Legacy Portfolio manages legacy positions from businesses exited by the Investment Bank. It is overseen by a committee chaired by the Group Chief Risk Officer.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2018[1]
Net interest income	4,206	2,057	(31)	937	(398)	(780)	35	6,025
Non-interest income	12,659	2,166	1,874	7,641	(158)	(123)	246	24,306
Allocations from CC Group ALM	90	56	15	(391)	43	295	(108)	0
Income[2]	16,956	4,278	1,857	8,188	(513)	(608)	172	30,330
Credit loss (expense) / recovery	(15)	(56)	0	(38)	0	(1)	(8)	(118)
Total operating income	16,941	4,222	1,857	8,150	(513)	(609)	165	30,213
Personnel expenses	7,683	803	703	2,941	3,927	41	35	16,132
General and administrative expenses	1,724	285	202	651	3,789	42	104	6,797
Services (to) / from CC and other BDs	3,852	1,208	498	2,889	(8,624)	1	176	0
of which: services from CC Services	3,740	1,285	541	2,811	(8,697)	169	153	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,199	0	0	1,228
Amortization and impairment of intangible assets[3]	50	0	1	12	2	0	0	65
Total operating expenses	13,313	2,310	1,406	6,501	293	84	315	24,222
Operating profit / (loss) before tax	3,628	1,912	451	1,649	(806)	(693)	(150)	5,991
Tax expense / (benefit)								1,468
Net profit / (loss)								4,522
Additional information
Total assets	200,036	138,809	24,371	258,691	21,733	280,135	34,715	958,489
Additions to non-current assets	196	23	1	89	1,666	0	0	1,975
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017[1]
Net interest income	3,722	1,954	(33)	1,217	(355)	128	24	6,656
Non-interest income	12,196	1,807	2,097	7,020	76	(147)	50	23,098
Allocations from CC Group ALM	377	184	19	(351)	123	(268)	(84)	0
Income[2]	16,295	3,945	2,083	7,886	(157)	(288)	(11)	29,754
Credit loss (expense) / recovery	(8)	(20)	0	(92)	0	0	(11)	(131)
Total operating income	16,287	3,925	2,083	7,794	(157)	(288)	(22)	29,622
Personnel expenses	7,674	852	731	3,006	3,857	34	44	16,199
General and administrative expenses	1,263	296	235	675	4,336	27	117	6,949
Services (to) / from CC and other BDs	3,726	1,156	524	2,824	(8,445)	(13)	228	0
of which: services from CC Services	3,626	1,251	562	2,729	(8,510)	145	198	0
Depreciation and impairment of property, equipment and software	4	13	1	10	1,024	0	0	1,053
Amortization and impairment of intangible assets[3]	49	0	3	12	7	0	0	71
Total operating expenses	12,717	2,317	1,495	6,527	779	48	388	24,272
Operating profit / (loss) before tax	3,571	1,607	587	1,267	(935)	(336)	(411)	5,351
Tax expense / (benefit)								4,305
Net profit / (loss)								1,046
Additional information
Total assets	194,990	139,062	14,638	269,731	21,371	252,092	47,395	939,279
Additions to non-current assets	120	15	1	3	1,606	0	0	1,746
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016[1]
Net interest income	3,318	1,914	(33)	1,012	(326)	599	3	6,487
Non-interest income	11,427	1,791	1,980	7,041	186	(237)	89	22,279
Allocations from CC Group ALM	512	336	7	(264)	37	(517)	(112)	0
Income[2]	15,257	4,042	1,955	7,790	(103)	(155)	(20)	28,766
Credit loss (expense) / recovery	(8)	(6)	0	(11)	0	0	(12)	(38)
Total operating income	15,249	4,035	1,955	7,779	(103)	(155)	(32)	28,729
Personnel expenses	7,254	855	736	3,122	3,847	31	67	15,913
General and administrative expenses	1,221	287	244	812	4,192	17	744	7,517
Services (to) / from CC and other BDs	3,627	1,093	512	2,798	(8,263)	(49)	283	0
of which: services from CC Services	3,520	1,201	537	2,707	(8,303)	112	227	0
Depreciation and impairment of property, equipment and software	4	15	1	22	955	0	0	997
Amortization and impairment of intangible assets[3]	54	0	5	12	21	0	0	93
Total operating expenses	12,159	2,250	1,498	6,765	753	(1)	1,094	24,519
Operating profit / (loss) before tax	3,090	1,785	457	1,014	(856)	(154)	(1,126)	4,209
Tax expense / (benefit)								777
Net profit / (loss)								3,432
Additional information
Total assets	178,250	137,467	11,817	238,066	23,488	262,530	67,288	918,906
Additions to non-current assets	31	24	1	3	1,781	0	0	1,840
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

The operating regions shown in the table below correspond to the regional management structure of the Group. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Corporate Center – Non-core and Legacy Portfolio, are managed at a Group level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the assets are recorded.

For the year ended 31 December 2018
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.8	42	7.4	43
of which: USA	12.2	41	7.0	41
Asia Pacific	5.0	16	0.9	5
Europe, Middle East and Africa	6.3	21	2.0	12
Switzerland	7.3	24	6.8	40
Global	(1.1)	(3)	0.0	0
Total	30.2	100	17.1	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.1	41	7.4	44
of which: USA	11.6	39	6.9	41
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa	6.2	21	2.0	12
Switzerland	7.0	24	6.5	40
Global	(0.5)	(2)	0.0	0
Total	29.6	100	16.7	100

For the year ended 31 December 2016[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	11.6	40	7.2	47
of which: USA	11.1	39	6.8	44
Asia Pacific	4.3	15	0.7	4
Europe, Middle East and Africa	6.2	22	1.8	11
Switzerland	7.0	24	5.9	38
Global	(0.4)	(1)	0.0	0
Total	28.7	100	15.6	100
1 2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.

UBS AG
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

The operational structure of UBS AG as of 31 December 2018 was comprised of Corporate Center and four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank.

  Refer to “Segment reporting” in Note 1a for more information

Global Wealth Management

In the first quarter of 2018, Wealth Management and Wealth Management Americas were combined into a single unit. Global Wealth Management provides investment advice and solutions to private clients, in particular in the ultra high net worth and high net worth segments. Clients benefit from Global Wealth Management’s comprehensive set of capabilities, including wealth planning, investing, lending, asset protection, philanthropy, corporate and banking services as well as family office services in collaboration with the Investment Bank and Asset Management. Global Wealth Management has a global footprint, with the US representing its largest market. Clients are served through local offices and dedicated advisors. The ultra high net worth business is managed globally across the regions.

Personal & Corporate Banking

Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients and operates in Switzerland in the private and corporate loan market. Personal & Corporate Banking is central to UBS AG’s universal bank model in Switzerland and it works with the wealth management, investment bank and asset management businesses to help clients receive the best products and solutions for their specific financial needs. While Personal & Corporate Banking operates primarily in its home market of Switzerland, it also provides capabilities to support the growth of the international business activities of UBS AG’s corporate and institutional clients through local hubs in Frankfurt, New York, Hong Kong and Singapore. The business is divided into Personal Banking and Corporate & Institutional Clients (CIC).

Asset Management

Asset Management is a large-scale and diversified global asset manager. It offers investment capabilities and styles across all major traditional and alternative asset classes, as well as platform solutions and advisory support to institutions, wholesale intermediaries and Global Wealth Management clients around the world. Asset Management offers clients a wide range of investment products and services in different asset classes in the form of segregated, pooled or advisory mandates as well as registered investment funds in various jurisdictions. It covers the main asset management markets globally, with a presence in 23 countries grouped in four regions: the Americas; Europe, Middle East and Africa; Switzerland; and Asia Pacific.

Investment Bank

The Investment Bank provides a range of services to institutional, corporate and wealth management clients to help them raise capital, grow their businesses, invest and manage risks. It is focused on its traditional strengths in advisory, capital markets, equities and foreign exchange, complemented by a targeted rates and credit platform. The Investment Bank uses its research and technology capabilities to support its clients as they adapt to the evolving market structures and changes in the regulatory, technological, economic and competitive landscape. The Investment Bank delivers solutions to corporate, institutional and wealth management clients, using its intellectual capital and electronic platforms. It also provides services to Global Wealth Management, Personal & Corporate Banking and Asset Management. It has a global reach, with a presence in 33 countries and principal offices in all major financial hubs.

Corporate Center

Corporate Center provides services to the Group through the Corporate Center – Services and Group Asset and Liability Management (Group ALM) units. Corporate Center also includes the Non-Core and Legacy Portfolio unit.

Corporate Center – Services consists of the Group Chief Operating Officer area (Group Technology, Group Corporate Services, Group Human Resources, Group Operations and Group Sourcing), Group Finance (excluding Group ALM), Group Legal, Group Risk Control, Communications & Branding, Group Compliance, Regulatory & Governance, and UBS in society.

Group ALM manages the structural risk of UBS AG’s balance sheet, including interest rate risk, structural foreign exchange risk and collateral risk, as well as the risks associated with UBS AG’s liquidity and funding portfolios. Group ALM also seeks to optimize financial performance by matching assets and liabilities. Group ALM serves all business divisions and the other Corporate Center units through three main risk management areas, and its risk management is fully integrated into UBS AG’s risk governance framework.

Non-core and Legacy Portfolio manages legacy positions from businesses exited by the Investment Bank. It is overseen by a committee chaired by the Group Chief Risk Officer.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2018[1]
Net interest income	4,206	2,057	(31)	937	(410)	(845)	35	5,949
Non-interest income	12,659	2,167	1,874	7,642	312	(89)	246	24,811
Allocations from CC Group ALM	90	56	15	(391)	43	295	(108)	0
Income[2]	16,957	4,279	1,857	8,189	(56)	(639)	172	30,759
Credit loss (expense) / recovery	(15)	(56)	0	(38)	0	0	(8)	(117)
Total operating income	16,941	4,223	1,857	8,151	(56)	(639)	165	30,642
Personnel expenses	7,680	799	702	2,936	1,800	40	35	13,992
General and administrative expenses	1,771	289	206	706	6,956	43	105	10,075
Services (to) / from CC and other BDs	3,851	1,206	496	2,884	(8,615)	1	176	0
of which: services from CC Services	3,739	1,282	539	2,806	(8,688)	169	152	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,023	0	0	1,052
Amortization and impairment of intangible assets[3]	50	0	1	12	2	0	0	65
Total operating expenses	13,356	2,309	1,407	6,546	1,166	84	317	25,184
Operating profit / (loss) before tax	3,586	1,914	450	1,604	(1,221)	(723)	(152)	5,458
Tax expense / (benefit)								1,345
Net profit / (loss)								4,113
Additional information
Total assets	200,036	138,873	24,371	258,871	20,193	280,996	34,715	958,055
Additions to non-current assets	196	23	1	89	1,448	0	0	1,757
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017[1]
Net interest income	3,723	1,954	(33)	1,217	(361)	84	24	6,607
Non-interest income	12,197	1,807	2,097	7,020	476	(77)	50	23,569
Allocations from CC Group ALM	377	184	19	(351)	123	(268)	(84)	0
Income[2]	16,296	3,945	2,083	7,886	237	(260)	(11)	30,176
Credit loss (expense) / recovery	(8)	(20)	0	(92)	0	0	(11)	(131)
Total operating income	16,288	3,925	2,083	7,795	237	(260)	(22)	30,044
Personnel expenses	7,679	849	731	3,007	2,608	34	44	14,952
General and administrative expenses	1,308	300	238	728	6,283	27	116	9,001
Services (to) / from CC and other BDs	3,726	1,154	522	2,822	(8,438)	(13)	228	0
of which: services from CC Services	3,626	1,248	560	2,727	(8,503)	145	197	0
Depreciation and impairment of property, equipment and software	4	13	1	10	916	0	0	945
Amortization and impairment of intangible assets[3]	49	0	3	12	7	0	0	71
Total operating expenses	12,766	2,316	1,496	6,578	1,376	48	388	24,969
Operating profit / (loss) before tax	3,522	1,609	587	1,216	(1,139)	(308)	(410)	5,076
Tax expense / (benefit)								4,242
Net profit / (loss)								834
Additional information
Total assets	194,990	139,094	14,639	269,849	19,907	254,146	47,395	940,020
Additions to non-current assets	120	15	1	3	1,509	0	0	1,648
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016[1]
Net interest income	3,318	1,914	(33)	1,012	(326)	568	3	6,457
Non-interest income	11,427	1,791	1,980	7,039	253	(169)	89	22,411
Allocations from CC Group ALM	512	336	7	(264)	37	(517)	(112)	0
Income[2]	15,257	4,042	1,955	7,788	(36)	(118)	(20)	28,868
Credit loss (expense) / recovery	(8)	(6)	0	(11)	0	0	(12)	(38)
Total operating income	15,250	4,035	1,955	7,777	(36)	(118)	(32)	28,831
Personnel expenses	7,253	854	736	3,122	3,718	31	67	15,782
General and administrative expenses	1,261	288	245	861	4,361	17	743	7,776
Services (to) / from CC and other BDs	3,626	1,092	512	2,790	(8,255)	(49)	283	0
of which: services from CC Services	3,520	1,200	537	2,700	(8,295)	112	227	0
Depreciation and impairment of property, equipment and software	4	15	1	22	950	0	0	992
Amortization and impairment of intangible assets[3]	54	0	5	12	21	0	0	93
Total operating expenses	12,199	2,250	1,499	6,807	796	(1)	1,093	24,643
Operating profit / (loss) before tax	3,051	1,785	455	970	(832)	(117)	(1,125)	4,188
Tax expense / (benefit)								753
Net profit / (loss)								3,435
Additional information
Total assets	178,250	137,499	11,816	238,151	23,630	262,603	67,288	919,236
Additions to non-current assets	31	24	1	3	1,763	0	0	1,821
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

The operating regions shown in the table below correspond to the regional management structure of UBS AG. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Corporate Center – Non-core and Legacy Portfolio, are managed at a global level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the assets are recorded.

For the year ended 31 December 2018
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.8	42	7.4	46
of which: USA	12.2	40	7.0	43
Asia Pacific	5.0	16	0.8	5
Europe, Middle East and Africa	6.3	20	1.8	11
Switzerland	7.3	24	6.2	38
Global	(0.6)	(2)	0.0	0
Total	30.6	100	16.2	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.1	40	7.4	47
of which: USA	11.6	39	6.9	44
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa	6.2	21	1.7	10
Switzerland	7.0	23	6.0	38
Global	0.0	0	0.0	0
Total	30.0	100	15.8	100

For the year ended 31 December 2016[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	11.6	40	7.2	47
of which: USA	11.1	38	6.8	44
Asia Pacific	4.3	15	0.6	4
Europe, Middle East and Africa	6.2	22	1.8	11
Switzerland	7.0	24	5.9	38
Global	(0.3)	(1)	0.0	0
Total	28.8	100	15.5	100
1 2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.